Severance Indemnities and Pension Plans (Components of Net Periodic Benefit Costs of Pension Benefits, SIPs and Other Benefits) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Severance Indemnities and Pension Plans [Line Items]
Service cost-benefits earned during the period	¥ 23,245	¥ 16,960
Interest cost on projected benefit obligation	8,380	10,088
Expected return on plan assets	(29,892)	(27,514)
Amortization of net actuarial loss	3,263	7,027
Amortization of prior service cost	(3,822)	(4,729)
Loss (gain) on settlements and curtailment	(644)	(810)
Net periodic benefit cost	530	1,022
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Severance Indemnities and Pension Plans [Line Items]
Service cost-benefits earned during the period	7,538	6,409
Interest cost on projected benefit obligation	9,011	7,858
Expected return on plan assets	(15,145)	(11,854)
Amortization of net actuarial loss	6,358	4,223
Amortization of prior service cost	(1,144)	(237)
Loss (gain) on settlements and curtailment		23
Net periodic benefit cost	6,618	6,422
Foreign Offices and Subsidiaries, Other Benefits [Member]
Severance Indemnities and Pension Plans [Line Items]
Service cost-benefits earned during the period	590	603
Interest cost on projected benefit obligation	841	748
Expected return on plan assets	(1,163)	(929)
Amortization of net actuarial loss	503	84
Amortization of prior service cost	(459)	(142)
Net periodic benefit cost	¥ 312	¥ 364